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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-09685

                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Yield Fund

 Schedule of Investments 1/31/13

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 18.8%

 Energy - 2.8%

 Oil & Gas Exploration & Production - 1.5%

 12,316,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 11,977,310

 4,152,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 3,957,375

 12,800,000

 NR/NR

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 13,056,000

 2,825,000

 B-/NR

 Stone Energy Corp., 1.75%, 3/1/17 (144A)

 2,599,000

 $

 31,589,685

 Coal & Consumable Fuels - 1.3%

 27,543,000

 B+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 26,441,280

 4,505,000

 CC/B2

 James River Coal Co., 3.125%, 3/15/18

 1,328,975

 $

 27,770,255

 Total Energy

 $

 59,359,940

 Materials - 0.2%

 Steel - 0.2%

 4,830,000

 BB+/NR

 Steel Dynamics, Inc., 5.125%, 6/15/14

 $

 5,415,638

 Total Materials

 $

 5,415,638

 Capital Goods - 1.9%

 Electrical Components & Equipment - 0.6%

 10,874,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 12,783,746

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 3,700,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 3,582,062

 2,545,000

 B-/NR

 Meritor, Inc., 7.875%, 3/1/26 (144A)

 2,393,891

 17,140,000

 CCC+/NR

 Navistar International Corp., 3.0%, 10/15/14

 16,218,725

 $

 22,194,678

 Trading Companies & Distributors - 0.3%

 1,897,000

 B/NR

 WESCO International, Inc., 6.0%, 9/15/29

 $

 5,040,092

 Total Capital Goods

 $

 40,018,516

 Transportation - 0.4%

 Airlines - 0.2%

 2,575,000

 B/B3

 Continental Airlines, Inc., 4.5%, 1/15/15

 $

 3,749,844

 Marine - 0.2%

 5,993,000

 NR/NR

 DryShips, Inc., 5.0%, 12/1/14

 $

 5,060,339

 Total Transportation

 $

 8,810,183

 Automobiles & Components - 1.3%

 Automobile Manufacturers - 1.3%

 17,861,000

 BB+/Baa3

 Ford Motor Co., 4.25%, 11/15/16

 $

 28,544,111

 Total Automobiles & Components

 $

 28,544,111

 Consumer Durables & Apparel - 0.8%

 Homebuilding - 0.8%

 11,400,000

 B/B2

 KB Home, 1.375%, 2/1/19

 $

 11,620,875

 3,015,000

 BB-/Ba3

 Lennar Corp., 2.75%, 12/15/20 (144A)

 5,881,134

 $

 17,502,009

 Total Consumer Durables & Apparel

 $

 17,502,009

 Food, Beverage & Tobacco - 0.4%

 Tobacco - 0.4%

 8,065,000

 CCC+/Caa2

 Alliance One International, Inc., 5.5%, 7/15/14

 $

 8,034,756

 Total Food, Beverage & Tobacco

 $

 8,034,756

 Health Care Equipment & Services - 1.3%

 Health Care Equipment - 0.3%

 2,505,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 3,096,806

 3,450,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 3,713,062

 $

 6,809,868

 Health Care Supplies - 0.4%

 9,460,000

 CCC+/NR

 Alere, Inc., 3.0%, 5/15/16

 $

 8,981,088

 Health Care Technology - 0.6%

 7,700,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 7,295,750

 6,420,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 5,669,662

 $

 12,965,412

 Total Health Care Equipment & Services

 $

 28,756,368

 Pharmaceuticals, Biotechnology & Life Sciences - 3.5%

 Biotechnology - 3.0%

 8,815,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $

 11,696,403

 9,876,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 15,801,600

 9,000,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 10,417,500

 9,215,000

 NR/NR

 Theravance, Inc., 2.125%, 1/15/23

 9,537,525

 15,092,000

 NR/NR

 Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15

 17,072,825

 $

 64,525,853

 Pharmaceuticals - 0.5%

 3,570,000

 NR/NR

 Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18

 $

 3,746,269

 2,370,000

 NR/NR

 Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19 (144A)

 2,592,306

 5,270,000

 NR/NR

 Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19 (144A)

 5,474,212

 $

 11,812,787

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 76,338,640

 Diversified Financials - 0.5%

 Consumer Finance - 0.5%

 4,150,000

 NR/NR

 DFC Global Corp., 2.875%, 6/30/27

 $

 4,170,750

 5,200,000

 B+/NR

 DFC Global Corp., 3.25%, 4/15/17 (144A)

 5,788,250

 $

 9,959,000

 Total Diversified Financials

 $

 9,959,000

 Real Estate - 0.3%

 Specialized REIT - 0.3%

 4,785,000

 BB+/NR

 Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)

 $

 6,471,712

 Total Real Estate

 $

 6,471,712

 Software & Services - 1.6%

 Internet Software & Services - 0.1%

 600,000

 B/NR

 Equinix, Inc., 3.0%, 10/15/14

 $

 1,211,625

 Application Software - 1.5%

 5,815,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 6,727,228

 3,200,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31

 3,570,000

 16,772,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 8/15/27

 22,977,640

 $

 33,274,868

 Total Software & Services

 $

 34,486,493

 Technology Hardware & Equipment - 0.6%

 Computer Storage & Peripherals - 0.5%

 8,275,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 10,307,547

 Electronic Components - 0.1%

 3,755,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 3,001,653

 Total Technology Hardware & Equipment

 $

 13,309,200

 Semiconductors & Semiconductor Equipment - 2.8%

 Semiconductor Equipment - 1.1%

 5,491,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 5,707,208

 12,760,000

 BBB-/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 17,784,250

 $

 23,491,458

 Semiconductors - 1.7%

 16,914,000

 BB/NR

 ON Semiconductor Corp., 2.625%, 12/15/26

 $

 18,806,254

 6,975,000

 NR/NR

 SunPower Corp., 4.5%, 3/15/15

 6,565,219

 9,784,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 9,453,790

 1,000,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

 485,000

 813,000

 BBB-/NR

 Xilinx, Inc., 3.125%, 3/15/37

 1,061,473

 $

 36,371,736

 Total Semiconductors & Semiconductor Equipment

 $

 59,863,194

 Telecommunication Services - 0.4%

 Integrated Telecommunication Services - 0.4%

 9,000,000

 B/NR

 Ciena Corp., 0.875%, 6/15/17

 $

 8,032,500

 Total Telecommunication Services

 $

 8,032,500

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $353,922,942)

 $

 404,902,260

 Shares

 PREFERRED STOCKS - 0.9%

 Energy - 0.2%

 Oil & Gas Storage & Transportation - 0.2%

 130,000

 7.62

 B+/Ba2

 NuStar Logistics LP, Floating Rate Note, 1/15/43

 $

 3,368,625

 Total Energy

 $

 3,368,625

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.4%

 358,975

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 9,573,863

 Consumer Finance - 0.3%

 6,450

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 6,295,402

 Total Diversified Financials

 $

 15,869,265

 TOTAL PREFERRED STOCKS

 (Cost $18,177,566)

 $

 19,237,890

 CONVERTIBLE PREFERRED STOCKS - 2.0%

 Energy - 0.5%

 Oil & Gas Exploration & Production - 0.5%

 59,180

 NR/NR

 PetroQuest Energy, Inc., 6.875%, 12/31/99 (Perpetual)

 $

 1,951,094

 33,162

 CCC/NR

 SandRidge Energy, Inc., 7.0%, 12/31/99 (Perpetual)

 3,583,569

 46,800

 NR/NR

 SandRidge Energy, Inc., 8.5%, 12/31/99 (Perpetual)

 4,960,800

 $

 10,495,463

 Total Energy

 $

 10,495,463

 Capital Goods - 0.5%

 Electrical Components & Equipment - 0.5%

 68,400

 NR/NR

 General Cable Corp., 5.75%, 11/24/13

 $

 11,510,434

 Total Capital Goods

 $

 11,510,434

 Automobiles & Components - 0.1%

 Tires & Rubber - 0.1%

 56,100

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 2,624,919

 Total Automobiles & Components

 $

 2,624,919

 Health Care Equipment & Services - 0.9%

 Health Care Supplies - 0.9%

 89,308

 CCC/NR

 Alere, Inc., 3.0%, 12/31/99 (Perpetual)

 $

 18,188,467

 Total Health Care Equipment & Services

 $

 18,188,467

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $38,331,120)

 $

 42,819,283

 COMMON STOCKS - 14.0%

 Energy - 0.7%

 Oil & Gas Drilling - 0.2%

 656,637

 Hercules Offshore, Inc. *

 $

 4,320,671

 18,966

 Transocean, Ltd.

 1,075,562

 $

 5,396,233

 Oil & Gas Exploration & Production - 0.2%

 147,800

 Marathon Oil Corp.

 $

 4,967,558

 Oil & Gas Refining & Marketing - 0.3%

 73,900

 Marathon Petroleum Corp. *

 $

 5,484,119

 Total Energy

 $

 15,847,910

 Materials - 2.6%

 Commodity Chemicals - 0.6%

 228,106

 Axiall Corp.

 $

 12,808,152

 Diversified Chemicals - 0.8%

 268,919

 LyondellBasell Industries NV

 $

 17,054,843

 Metal & Glass Containers - 0.3%

 271,099

 Owens-Illinois, Inc. *

 $

 6,452,156

 Diversified Metals & Mining - 0.9%

 4,128,459

 Blaze Recycling & Metals LLC *

 $

 454,130

 483,460

 Freeport-McMoRan Copper & Gold, Inc.

 17,041,965

 2,600,200

 Polymet Mining Corp. *

 2,860,220

 $

 20,356,315

 Total Materials

 $

 56,671,466

 Capital Goods - 3.5%

 Aerospace & Defense - 1.8%

 270,857

 B/E Aerospace, Inc. *

 $

 13,946,427

 266,562

 DigitalGlobe, Inc. *

 7,455,739

 151,275

 Exelis, Inc.

 1,662,512

 191,829

 GeoEye, Inc. *

 6,873,233

 75,637

 ITT Corp.

 1,942,358

 496,600

 Orbital Sciences Corp. *

 7,300,020

 $

 39,180,289

 Building Products - 0.0%

 9,644

 Lennox International, Inc.

 $

 554,626

 Electrical Components & Equipment - 0.6%

 39,169

 Eaton Corp Plc

 $

 2,230,675

 321,400

 General Cable Corp. *

 10,805,468

 $

 13,036,143

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 565,602

 Commercial Vehicle Group, Inc. *

 $

 4,575,720

 51,100

 Joy Global, Inc.

 3,227,987

 $

 7,803,707

 Industrial Machinery - 0.7%

 107,922

 ESCO Technologies, Inc.

 $

 4,443,149

 144,669

 Kennametal, Inc.

 5,932,876

 151,275

 Xylem, Inc.

 4,225,111

 $

 14,601,136

 Total Capital Goods

 $

 75,175,901

 Transportation - 0.3%

 Marine - 0.3%

 4,099,666

 Horizon Lines, Inc. *

 $

 6,108,502

 Total Transportation

 $

 6,108,502

 Consumer Services - 0.5%

 Restaurants - 0.5%

 177,307

 Starbucks Corp.

 $

 9,950,469

 Total Consumer Services

 $

 9,950,469

 Food, Beverage & Tobacco - 0.2%

 Tobacco - 0.2%

 965,785

 Alliance One International, Inc. *

 $

 3,496,142

 Total Food, Beverage & Tobacco

 $

 3,496,142

 Health Care Equipment & Services - 0.7%

 Health Care Supplies - 0.0%

 70,500

 Alere, Inc. *

 $

 1,498,830

 Managed Health Care - 0.7%

 222,180

 Aetna, Inc.

 $

 10,715,741

 67,800

 Cigna Corp.

 3,955,452

 $

 14,671,193

 Total Health Care Equipment & Services

 $

 16,170,023

 Pharmaceuticals, Biotechnology & Life Sciences - 1.7%

 Life Sciences Tools & Services - 1.7%

 84,456

 Bio-Rad Laboratories, Inc. *

 $

 9,610,248

 239,862

 Thermo Fisher Scientific, Inc.

 17,303,645

 118,592

 Waters Corp. *

 10,859,469

 $

 37,773,362

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 37,773,362

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 73,836

 Legg Mason, Inc.

 $

 2,041,565

 Total Diversified Financials

 $

 2,041,565

 Real Estate - 1.7%

 Real Estate Operating Companies - 1.7%

 2,157,609

 Forest City Enterprises, Inc. *

 $

 36,485,168

 Total Real Estate

 $

 36,485,168

 Technology Hardware & Equipment - 1.7%

 Computer Storage & Peripherals - 0.1%

 766,603

 OCZ Technology Group, Inc. *

 $

 1,724,857

 Electronic Equipment Manufacturers - 0.6%

 257,584

 Itron, Inc. *

 $

 11,949,322

 Electronic Manufacturing Services - 0.4%

 239,300

 TE Connectivity, Ltd.

 $

 9,303,984

 Technology Distributors - 0.6%

 142,843

 Arrow Electronics, Inc. *

 $

 5,488,028

 417,700

 Ingram Micro, Inc. *

 7,593,786

 $

 13,081,814

 Total Technology Hardware & Equipment

 $

 36,059,977

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 585,800

 Windstream Corp.

 $

 5,705,692

 Total Telecommunication Services

 $

 5,705,692

 TOTAL COMMON STOCKS

 (Cost $232,740,291)

 $

 301,486,177

 Principal Amount ($)

 ASSET BACKED SECURITY - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 2,510,000

 0.65

 CCC/Caa3

 Bear Stearns Asset Backed Securities Trust 2007-2, Floating Rate Note, 1/25/47

 $

 1,204,346

 TOTAL ASSET BACKED SECURITY

 (Cost $1,170,345)

 $

 1,204,346

 COLLATERALIZED MORTGAGE OBLIGATION - 0.1%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 1,700,000

 NR/NR

 Extended Stay America Trust, 7.625%, 12/5/19 (144A)

 $

 1,776,500

 TOTAL COLLATERALIZED MORTGAGE OBLIGATION

 (Cost $1,776,500)

 $

 1,776,500

 CORPORATE BONDS - 54.2%

 Energy - 12.0%

 Oil & Gas Drilling - 1.3%

 6,242,000

 B-/B3

 Offshore Group Investment, Ltd., 11.5%, 8/1/15

 $

 6,772,570

 5,500,000

 B-/B3

 Offshore Group Investment, Ltd., 7.5%, 11/1/19 (144A)

 5,623,750

 6,830,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

 7,410,550

 2,960,000

 B/B1

 Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)

 3,122,800

 3,425,000

 BB-/B2

 Unit Corp., 6.625%, 5/15/21

 3,553,438

 $

 26,483,108

 Oil & Gas Equipment & Services - 0.9%

 3,248,000

 B+/B1

 American Petroleum Tankers Parent LLC, 10.25%, 5/1/15

 $

 3,377,920

 7,930,000

 B+/B2

 Basic Energy Services, Inc., 7.75%, 10/15/22

 7,791,225

 4,245,000

 BB/Ba3

 Bristow Group, Inc., 6.25%, 10/15/22

 4,584,600

 1,725,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 1,828,500

 54,000

 NR/NR

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

 54,000

 2,275,000

 CCC/Caa2

 Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)

 2,275,000

 $

 19,911,245

 Oil & Gas Exploration & Production - 8.6%

 3,360,000

 B+/B2

 Antero Resources Finance Corp., 6.0%, 12/1/20 (144A)

 $

 3,465,000

 2,150,000

 B-/B3

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 2,236,000

 10,736,000

 B-/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 11,568,040

 3,310,000

 B-/B3

 Chaparral Energy, Inc., 8.25%, 9/1/21

 3,674,100

 3,110,000

 BB+/Ba1

 Cimarex Energy Co., 5.875%, 5/1/22

 3,327,700

 4,682,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

 4,834,165

 2,925,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 3,188,250

 800,000

 BB+/Ba2

 Continental Resources, Inc., 5.0%, 9/15/22

 852,000

 5,520,000

 BB/B1

 Denbury Resources, Inc., 4.625%, 7/15/23

 5,409,600

 13,000,000

 B/NR

 EP Energy LLC, 9.375%, 5/1/20

 14,560,000

 2,120,000

 B/B3

 EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)

 2,141,200

 5,205,000

 B-/Caa1

 EPL Oil & Gas, Inc., 8.25%, 2/15/18 (144A)

 5,478,262

 2,775,000

 CCC/Caa1

 Goodrich Petroleum Corp., 8.875%, 3/15/19

 2,719,500

 7,615,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20 (144A)

 8,033,825

 7,255,000

 CCC+/B3

 Halcon Resources Corp., 8.875%, 5/15/21 (144A)

 7,744,712

 1,400,000

 B-/B3

 Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)

 1,410,500

 5,200,000

 B-/B3

 Kodiak Oil & Gas Corp., 8.125%, 12/1/19

 5,798,000

 19,735,000

 B/B2

 Linn Energy LLC, 6.25%, 11/1/19 (144A)

 19,685,662

 4,255,000

 B-/Caa1

 Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)

 4,637,950

 2,820,000

 B/B3

 Oasis Petroleum, Inc., 6.5%, 11/1/21

 3,017,400

 4,960,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22 (144A)

 5,158,400

 5,945,000

 B-/B3

 Penn Virginia Corp., 7.25%, 4/15/19

 5,766,650

 3,020,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 3,080,400

 1,830,000

 CCC/Caa1

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 1,528,050

 11,178,000

 CCC+/B3

 Quicksilver Resources, Inc., 8.25%, 8/1/15

 10,786,770

 3,430,000

 B-/B3

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 3,648,662

 8,570,000

 B/B2

 SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)

 8,998,500

 3,085,000

 BB/B1

 SM Energy Co., 6.5%, 11/15/21

 3,285,525

 650,000

 BB/B1

 SM Energy Co., 6.625%, 2/15/19

 687,375

 3,945,000

 B-/B3

 Stone Energy Corp., 7.5%, 11/15/22

 4,260,600

 18,920,000

 B+/B3

 Swift Energy Co., 7.875%, 3/1/22

 19,866,000

 3,300,000

 B/Caa1

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,473,250

 $

 184,322,048

 Oil & Gas Refining & Marketing - 0.3%

 6,330,000

 BB+/Ba1

 Tesoro Corp., 5.375%, 10/1/22

 $

 6,583,200

 Oil & Gas Storage & Transportation - 0.5%

 3,500,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 $

 3,762,500

 925,000

 NR/B1

 Holly Energy Partners LP, 8.25%, 3/15/18

 999,000

 6,170,000

 BB+/Ba3

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)

 6,193,138

 $

 10,954,638

 Coal & Consumable Fuels - 0.4%

 795,000

 B+/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 715,500

 4,170,000

 CCC+/B3

 James River Coal Co., 7.875%, 4/1/19

 2,189,250

 3,027,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 3,027,000

 3,000,000

 BB-/B1

 SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)

 3,112,500

 $

 9,044,250

 Total Energy

 $

 257,298,489

 Materials - 8.3%

 Commodity Chemicals - 3.0%

 1,705,000

 B-/NR

 Hexion US Finance Corp., 6.625%, 4/15/20 (144A)

 $

 1,679,425

 2,756,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 2,783,560

 4,445,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 4,133,850

 50,935,000

 BB+/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 51,380,687

 2,625,000

 BB-/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 2,743,125

 1,110,000

 B-/Caa1

 US Coatings Acquisition, Inc., 7.375%, 5/1/21 (144A)

 1,143,300

 $

 63,863,947

 Diversified Chemicals - 1.7%

 1,500,000

 BB/Ba3

 Eagle Spinco, Inc., 4.625%, 2/15/21 (144A)

 $

 1,509,375

 6,635,000

 B+/B1

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 7,033,100

 8,858,000

 CCC+/Caa1

 INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)

 8,924,435

 16,865,000

 BB+/Baa3

 LyondellBasell Industries NV, 5.0%, 4/15/19

 18,593,662

 $

 36,060,572

 Specialty Chemicals - 0.2%

 5,295,000

 BB-/B1

 Tronox Finance LLC, 6.375%, 8/15/20 (144A)

 $

 5,321,475

 Construction Materials - 0.2%

 3,300,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 $

 3,646,500

 Metal & Glass Containers - 1.1%

 5,300,000

 CCC+/B3

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 $

 5,339,750

 1,000,000

 B+/Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)

 1,098,750

 1,900,000

 B+/Ba3

 Ardagh Packaging Finance Plc, 7.375%, 10/15/17 (144A)

 2,090,000

 13,120,000

 BB-/Ba3

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,760,000

 $

 23,288,500

 Paper Packaging - 0.1%

 2,915,000

 B/B3

 Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)

 $

 3,053,462

 Aluminum - 0.0%

 436

 CCC+/Caa1

 Noranda Aluminum Acquisition Corp., 4.524%, 5/15/15 (PIK)

 $

 415

 Diversified Metals & Mining - 0.3%

 8,775,000

 CCC+/Caa2

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 $

 5,659,875

 1,595,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,726,588

 $

 7,386,463

 Gold - 0.2%

 5,095,000

 BB-/B1

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $

 4,993,100

 Steel - 0.9%

 2,615,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

 $

 2,536,550

 2,800,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

 3,087,000

 12,145,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 9,473,100

 3,280,000

 B/B3

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

 3,493,200

 $

 18,589,850

 Forest Products - 0.4%

 7,810,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21

 $

 7,556,175

 Paper Products - 0.2%

 2,625,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 2,769,375

 2,050,000

 BB/Ba2

 Clearwater Paper Corp., 4.5%, 2/1/23 (144A)

 2,034,625

 $

 4,804,000

 Total Materials

 $

 178,564,459

 Capital Goods - 3.0%

 Aerospace & Defense - 0.6%

 3,170,000

 BB/Ba2

 Bombardier, Inc., 6.125%, 1/15/23 (144A)

 $

 3,225,475

 3,095,000

 BB/B1

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 3,087,262

 3,953,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

 3,854,175

 2,050,000

 CCC+/Caa1

 Silver II Borrower, 7.75%, 12/15/20 (144A)

 2,147,375

 $

 12,314,287

 Building Products - 0.1%

 1,750,000

 BB-/B2

 Gibraltar Industries, Inc., 6.25%, 2/1/21 (144A)

 $

 1,817,812

 Construction & Engineering - 0.4%

 3,000,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21 (144A)

 $

 3,165,000

 7,350,000

 C/Caa3

 New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18

 5,586,000

 $

 8,751,000

 Electrical Components & Equipment - 0.1%

 2,079,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 $

 2,255,715

 Industrial Conglomerates - 0.3%

 2,865,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 2,986,762

 4,025,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 4,306,750

 $

 7,293,512

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 7,525,000

 CCC+/B3

 Navistar International Corp., 8.25%, 11/1/21

 $

 7,393,312

 2,600,000

 B+/B3

 Terex Corp., 6.0%, 5/15/21

 2,723,500

 $

 10,116,812

 Industrial Machinery - 0.7%

 2,750,000

 NR/B3

 BC Mountain LLC, 7.0%, 2/1/21 (144A)

 $

 2,818,750

 2,400,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 2,280,000

 7,076,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 7,270,590

 2,760,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

 2,622,000

 $

 14,991,340

 Trading Companies & Distributors - 0.3%

 1,400,000

 BB+/Ba3

 Aircastle, Ltd., 7.625%, 4/15/20

 $

 1,606,500

 4,725,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 5,131,681

 $

 6,738,181

 Total Capital Goods

 $

 64,278,659

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.3%

 5,855,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 6,001,375

 Total Commercial Services & Supplies

 $

 6,001,375

 Transportation - 0.8%

 Air Freight & Logistics - 0.6%

 10,175,000

 CCC+/Caa2

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 8,954,000

 3,205,000

 CCC+/Caa1

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 3,317,175

 $

 12,271,175

 Trucking - 0.2%

 4,540,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 $

 4,767,000

 Total Transportation

 $

 17,038,175

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.2%

 1,000,000

 BB/Ba2

 Lear Corp., 4.75%, 1/15/23 (144A)

 $

 995,000

 4,240,000

 B+/B2

 Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)

 4,134,000

 $

 5,129,000

 Tires & Rubber - 0.1%

 2,765,000

 B+/B1

 The Goodyear Tire & Rubber Co., 7.0%, 5/15/22

 $

 2,965,462

 Automobile Manufacturers - 0.6%

 3,000,000

 B/B2

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 3,285,000

 7,905,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 8,774,550

 $

 12,059,550

 Total Automobiles & Components

 $

 20,154,012

 Consumer Durables & Apparel - 3.2%

 Homebuilding - 1.2%

 11,595,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 12,348,675

 2,100,000

 BB-/B2

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 2,215,500

 2,735,000

 B/B2

 KB Home, 8.0%, 3/15/20

 3,169,181

 4,410,000

 BB-/Ba3

 Lennar Corp., 4.75%, 11/15/22 (144A)

 4,321,800

 3,660,000

 B+/B1

 Meritage Homes Corp., 7.0%, 4/1/22

 4,035,150

 $

 26,090,306

 Housewares & Specialties - 2.0%

 6,700,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.25%, 2/15/21

 $

 7,018,250

 7,495,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 8.5%, 5/15/18

 7,869,750

 5,675,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 6,199,938

 13,375,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 13,876,696

 6,815,000

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (PIK)

 7,019,518

 $

 41,984,152

 Total Consumer Durables & Apparel

 $

 68,074,458

 Consumer Services - 0.9%

 Casinos & Gaming - 0.5%

 33,735,000

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)

 $

 2,698,800

 3,000,000

 B+/B3

 MGM Resorts International, 6.75%, 10/1/20 (144A)

 3,150,000

 3,718,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 4,154,865

 $

 10,003,665

 Hotels, Resorts & Cruise Lines - 0.1%

 2,990,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $

 3,296,475

 Restaurants - 0.2%

 4,090,000

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A)

 $

 3,496,950

 Education Services - 0.1%

 3,695,000

 CCC-/B3

 Cambium Learning Group, Inc., 9.75%, 2/15/17

 $

 3,048,375

 Total Consumer Services

 $

 19,845,465

 Media - 4.2%

 Advertising - 0.7%

 4,275,000

 B/B3

 MDC Partners, Inc., 11.0%, 11/1/16

 $

 4,702,500

 2,160,000

 B/B3

 MDC Partners, Inc., 11.0%, 11/1/16 (144A)

 2,376,000

 9,985,000

 B-/Caa2

 Sitel LLC, 11.5%, 4/1/18

 6,989,500

 $

 14,068,000

 Broadcasting - 2.7%

 9,250,000

 BB-/B1

 CCO Holdings LLC, 6.5%, 4/30/21

 $

 9,897,500

 984,969

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 1,044,067

 16,600,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 17,596,000

 8,875,000

 B+/B2

 Quebecor Media, Inc., 5.75%, 1/15/23 (144A)

 9,296,562

 4,665,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 5,073,188

 14,880,000

 B+/B2

 Univision Communications, Inc., 6.875%, 5/15/19 (144A)

 15,624,000

 $

 58,531,317

 Movies & Entertainment - 0.3%

 5,300,000

 B/B3

 Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)

 $

 5,644,500

 1,550,000

 B-/B3

 Regal Entertainment Group, 5.75%, 2/1/25

 1,534,500

 $

 7,179,000

 Publishing - 0.5%

 7,255,000

 B-/B3

 Interactive Data Corp., 10.25%, 8/1/18

 $

 8,216,288

 1,675,000

 B-/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,637,312

 $

 9,853,600

 Total Media

 $

 89,631,917

 Retailing - 0.2%

 Apparel Retail - 0.2%

 3,850,000

 B/B3

 Brown Shoe Co., Inc., 7.125%, 5/15/19

 $

 4,023,250

 Total Retailing

 $

 4,023,250

 Food, Beverage & Tobacco - 1.2%

 Packaged Foods & Meats - 0.5%

 2,745,000

 B/B1

 Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)

 $

 2,769,019

 7,360,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 7,608,400

 1,550,000

 B+/B1

 Post Holdings, Inc., 7.375%, 2/15/22

 1,720,500

 $

 12,097,919

 Tobacco - 0.7%

 13,655,000

 B-/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 14,508,438

 Total Food, Beverage & Tobacco

 $

 26,606,357

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,550,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $

 2,671,125

 Total Household & Personal Products

 $

 2,671,125

 Health Care Equipment & Services - 2.8%

 Health Care Equipment - 0.2%

 3,875,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 3,410,000

 1,000,000

 B+/B1

 Accellent, Inc., 8.375%, 2/1/17

 1,055,000

 $

 4,465,000

 Health Care Services - 1.2%

 3,429,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 3,368,992

 4,435,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 4,640,119

 16,647,387

 CCC+/B3

 Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)

 16,959,526

 $

 24,968,637

 Health Care Facilities - 1.1%

 3,175,000

 B+/B1

 Aviv Healthcare Properties LP, 7.75%, 2/15/19

 $

 3,405,188

 12,100,000

 B/B3

 CHS, 8.0%, 11/15/19

 13,279,750

 3,400,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 3,349,000

 4,000,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19 (144A)

 4,225,000

 176,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

 134,640

 $

 24,393,578

 Health Care Technology - 0.3%

 3,315,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $

 3,812,250

 1,900,000

 B-/B3

 MedAssets, Inc., 8.0%, 11/15/18

 2,066,250

 $

 5,878,500

 Total Health Care Equipment & Services

 $

 59,705,715

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Biotechnology - 0.4%

 9,859,000

 B+/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 $

 9,193,518

 Pharmaceuticals - 0.6%

 3,365,000

 BB-/B1

 Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)

 $

 3,474,362

 8,975,000

 BB-/B1

 VPI Escrow Corp., 6.375%, 10/15/20 (144A)

 9,311,562

 $

 12,785,924

 Life Sciences Tools & Services - 0.0%

 55

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

 $

 56

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 21,979,498

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.7%

 12,630,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 $

 13,940,362

 Specialized Finance - 0.1%

 3,100,000

 B/B1

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 $

 3,177,500

 Total Diversified Financials

 $

 17,117,862

 Insurance - 3.2%

 Insurance Brokers - 0.2%

 4,900,000

 CCC/Caa2

 Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)

 $

 4,802,000

 Multi-line Insurance - 0.3%

 3,869,000

 10.75

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 6/15/58 (144A)

 $

 5,880,880

 Reinsurance - 2.7%

 450,000

 8.18

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 $

 447,120

 250,000

 6.30

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 258,225

 1,500,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 1,510,500

 1,250,000

 17.75

 NR/NR

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,339,750

 700,000

 10.00

 NR/B1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 751,380

 1,400,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 1,427,020

 400,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 429,240

 1,500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 1,511,400

 1,500,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,510,950

 1,000,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 1,001,100

 1,200,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,231,200

 1,500,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 1,494,000

 2,250,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 2,315,925

 5,100,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 5,139,270

 1,000,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 1,009,700

 2,500,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,529,500

 825,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 827,640

 675,000

 11.94

 B-/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)

 667,845

 2,650,000

 11.22

 NR/B2

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 2,688,160

 750,000

 13.75

 NR/NR

 Pelican Re, Ltd., Floating Rate Note, 4/13/15 (Cat Bond) (144A)

 796,650

 2,000,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 1,999,200

 900,000

 8.50

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 914,940

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 258,625

 800,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 799,680

 1,750,000

 8.90

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 1,775,900

 2,000,000

 13.25

 NR/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/15 (Cat Bond) (144A)

 2,009,400

 3,450,000

 12.00

 B-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,507,615

 2,100,000

 0.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,094,330

 250,000

 0.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 250,250

 950,000

 0.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 943,350

 1,100,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,189,980

 900,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 932,760

 1,750,000

 22.00

 NR/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 1,677,025

 2,300,000

 NR/NR

 Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A)

 2,353,820

 1,175,000

 14.68

 B-/NR

 Successor X, Ltd. Class III-S3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 1,175,118

 4,000,000

 13.00

 NR/NR

 Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 4,044,400

 875,000

 16.50

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 885,062

 2,600,000

 16.18

 NR/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 2,565,420

 375,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 374,362

 $

 58,637,812

 Total Insurance

 $

 69,320,692

 Real Estate - 2.8%

 Diversified REIT - 0.5%

 12,150,000

 B+/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 12,058,875

 Real Estate Operating Companies - 2.3%

 50,885,000

 B/B3

 Forest City Enterprises, Inc., 6.5%, 2/1/17

 $

 48,849,600

 165,000

 B/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 164,175

 $

 49,013,775

 Total Real Estate

 $

 61,072,650

 Software & Services - 1.1%

 Internet Software & Services - 0.3%

 6,285,000

 BB-/B1

 j2 Global, Inc., 8.0%, 8/1/20

 $

 6,536,400

 Data Processing & Outsourced Services - 0.8%

 6,047,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21

 $

 6,440,055

 615,000

 B+/B1

 First Data Corp., 7.375%, 6/15/19 (144A)

 647,288

 4,722,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 4,863,660

 5,300,000

 BB/Ba3

 WEX, Inc., 4.75%, 2/1/23 (144A)

 5,286,750

 $

 17,237,753

 Total Software & Services

 $

 23,774,153

 Technology Hardware & Equipment - 1.1%

 Communications Equipment - 0.1%

 1,050,000

 BB+/B1

 Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)

 $

 1,047,375

 Computer Storage & Peripherals - 0.8%

 12,100,000

 BB+/Ba1

 Seagate HDD Cayman, 7.0%, 11/1/21

 $

 13,279,750

 4,385,000

 BB+/Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 4,834,462

 $

 18,114,212

 Electronic Equipment Manufacturers - 0.2%

 5,300,000

 BB-/B1

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 5,286,750

 Total Technology Hardware & Equipment

 $

 24,448,337

 Telecommunication Services - 4.1%

 Integrated Telecommunication Services - 4.0%

 13,440,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 14,431,200

 13,358,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 14,526,825

 5,450,000

 BB-/Ba2

 Frontier Communications Corp., 7.125%, 1/15/23

 5,790,625

 9,705,000

 BB-/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 11,209,275

 3,100,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 3,588,250

 1,858,000

 B+/B2

 GCI, Inc., 8.625%, 11/15/19

 1,964,835

 2,840,000

 BB-/B1

 TW Telecom Holdings Inc, 5.375%, 10/1/22

 2,982,000

 5,275,000

 B/Ba3

 Windstream Corp., 6.375%, 8/1/23 (144A)

 5,288,188

 12,580,000

 B/Ba3

 Windstream Corp., 7.5%, 6/1/22

 13,617,850

 8,460,000

 B/Ba3

 Windstream Corp., 7.75%, 10/15/20

 9,200,250

 1,895,000

 B/Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,079,762

 $

 84,679,060

 Wireless Telecommunication Services - 0.1%

 2,300,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 $

 2,354,685

 Total Telecommunication Services

 $

 87,033,745

 Utilities - 2.2%

 Electric Utilities - 0.3%

 2,340,000

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)

 $

 1,848,600

 13,500,000

 D/Caa3

 Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21

 4,590,000

 $

 6,438,600

 Gas Utilities - 0.6%

 8,600,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 9,417,000

 2,850,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 2,878,500

 $

 12,295,500

 Independent Power Producers & Energy Traders - 1.3%

 800,000

 BB-/B1

 InterGen NV, 9.0%, 6/30/17 (144A)

 $

 744,000

 8,050,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 1/15/18

 9,036,125

 2,820,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 3,017,400

 4,700,000

 BB-/B1

 NRG Energy, Inc., 7.875%, 5/15/21

 5,264,000

 8,750,000

 BB-/B1

 NRG Energy, Inc., 8.25%, 9/1/20

 9,887,500

 $

 27,949,025

 Total Utilities

 $

 46,683,125

 TOTAL CORPORATE BONDS

 (Cost $1,158,388,291)

 $

 1,165,323,518

 SENIOR FLOATING RATE LOAN INTERESTS - 8.2%**

 Energy - 0.9%

 Oil & Gas Equipment & Services - 0.7%

 8,987,458

 8.50

 CCC+/B3

 FTS International Services LLC, Term Loan, 5/6/16

 $

 7,876,510

 7,464,600

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 6,792,786

 $

 14,669,296

 Oil & Gas Exploration & Production - 0.2%

 5,100,000

 0.00

 NR/NR

 Talos Energy LLC, Term Loan, 1/24/14

 $

 5,100,000

 Total Energy

 $

 19,769,296

 Materials - 1.0%

 Commodity Chemicals - 0.2%

 4,578,525

 5.75

 B/B1

 CPG International I, Inc., Term Loan, 9/21/19

 $

 4,621,449

 Diversified Chemicals - 0.7%

 EURO

 8,300,000

 0.00

 NR/NR

 DuPont Performance Coatings, Inc., Term Loan 10/24/13

 $

 11,266,835

 2,100,000

 0.00

 B+/NR

 DuPont Performance Coatings, Inc., Term Loan 2/1/20

 2,134,994

 2,009,813

 6.50

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 2,058,796

 $

 15,460,625

 Paper Packaging - 0.1%

 2,357,581

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 2,374,280

 Total Materials

 $

 22,456,354

 Capital Goods - 0.2%

 Aerospace & Defense - 0.2%

 1,967,536

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 $

 2,009,347

 891,952

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 910,906

 1,865,753

 3.51

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 1,753,808

 $

 4,674,061

 Total Capital Goods

 $

 4,674,061

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.2%

 3,138,337

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 3,146,182

 630,238

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 636,540

 $

 3,782,722

 Diversified Support Services - 0.1%

 2,815,564

 10.00

 NR/NR

 IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15

 $

 2,224,296

 Total Commercial Services & Supplies

 $

 6,007,018

 Transportation - 0.3%

 Air Freight & Logistics - 0.3%

 1,365,849

 5.31

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16

 $

 1,308,228

 3,702,650

 5.30

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 3,543,732

 1,971,385

 5.30

 B-/B1

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 1,888,218

 $

 6,740,178

 Total Transportation

 $

 6,740,178

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.1%

 12,025

 2.71

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 12,081

 3,056,900

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 3,095,111

 $

 3,107,192

 Automobile Manufacturers - 0.6%

 12,569,791

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 12,863,585

 Total Automobiles & Components

 $

 15,970,777

 Consumer Durables & Apparel - 0.3%

 Home Furnishings - 0.2%

 3,530,000

 0.00

 NR/NR

 Tempur-Pedic International, Inc., 11/17/13

 $

 3,530,000

 Housewares & Specialties - 0.1%

 2,026,306

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 $

 2,051,635

 Total Consumer Durables & Apparel

 $

 5,581,635

 Consumer Services - 0.3%

 Specialized Consumer Services - 0.3%

 6,069,154

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 6,145,018

 Total Consumer Services

 $

 6,145,018

 Media - 0.3%

 Advertising - 0.1%

 2,024,029

 6.50

 B/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,940,959

 Broadcasting - 0.1%

 1,439,017

 4.45

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 $

 1,446,025

 Movies & Entertainment - 0.1%

 1,882,860

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 1,891,097

 Publishing - 0.0%

 932,923

 2.71

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 744,783

 Total Media

 $

 6,022,864

 Retailing - 0.3%

 Automotive Retail - 0.3%

 5,700,000

 0.00

 BB/Ba1

 Avis Budget Car Rental LLC, Bridge Loan, 1/2/14

 $

 5,700,000

 Total Retailing

 $

 5,700,000

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 1,315,000

 5.75

 B/B1

 AdvancePierre Foods, Term Loan (First Lien), 6/17/17

 $

 1,339,246

 Total Food & Staples Retailing

 $

 1,339,246

 Health Care Equipment & Services - 1.5%

 Health Care Equipment - 0.1%

 2,440,350

 5.50

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5/4/18

 $

 2,483,056

 Health Care Services - 1.1%

 1,279,512

 7.25

 BB-/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 $

 1,271,515

 7,205,743

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 7,291,311

 5,089,350

 6.50

 NR/NR

 National Mentor Holdings, Inc., Tranche B-1 Term Loan, 2/9/17

 5,165,690

 4,135,910

 8.25

 B/B2

 National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17

 4,135,910

 4,612,781

 6.50

 B/B2

 Surgery Center Holdings, Inc., Term Loan, 9/20/16

 4,624,313

 1,494,500

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 1,303,951

 $

 23,792,690

 Managed Health Care - 0.1%

 2,100,000

 9.75

 B+/B2

 MMM Holdings, Inc., Term Loan, 10/9/17

 $

 2,115,750

 Health Care Technology - 0.2%

 357,143

 7.75

 B/NR

 Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17

 $

 357,143

 2,939,724

 7.75

 B/B2

 Physician Oncology Services LP, Effective Date Term Loan, 2/10/17

 2,939,724

 $

 3,296,867

 Total Health Care Equipment & Services

 $

 31,688,363

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.2%

 4,194,388

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 $

 4,243,324

 Pharmaceuticals - 0.1%

 1,198,735

 6.00

 NR/B1

 Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19

 $

 1,218,214

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,461,538

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.1%

 2,469,527

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 2,491,135

 $

 2,491,135

 Consumer Finance - 0.1%

 1,770,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Term Loan, 5/28/17

 $

 1,779,514

 Total Diversified Financials

 $

 4,270,649

 Insurance - 0.7%

 Insurance Brokers - 0.7%

 5,704,518

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 $

 5,775,824

 8,553,140

 4.70

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 8,686,783

 $

 14,462,607

 Multi-line Insurance - 0.0%

 1,275,000

 5.00

 B-/B1

 Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19

 $

 1,289,344

 Total Insurance

 $

 15,751,951

 Software & Services - 0.7%

 Application Software - 0.7%

 14,803,367

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 $

 14,963,732

 692,934

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 702,245

 $

 15,665,977

 Total Software & Services

 $

 15,665,977

 Utilities - 0.1%

 Electric Utilities - 0.1%

 986,129

 7.75

 BB/Ba2

 Race Point Power, Term Loan, 1/11/18

 $

 983,664

 1,195,037

 4.74

 CCC/Caa1

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 789,285

 $

 1,772,949

 Total Utilities

 $

 1,772,949

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $173,965,002)

 $

 175,017,874

 Shares

 WARRANT - 0.0%

 Energy - 0.0%

 Oil & Gas Equipment & Services - 0.0%

 2,275

 Green Field Energy Services, Inc. (144A)

 $

 68,250

 TOTAL WARRANTS

 (Cost $90,991)

 $

 68,250

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.4%

 Repurchase Agreements - 2.4%

 12,950,000

 Bank of Nova Scotia, Inc., 0.16%, dated 1/31/13, repurchase price of $12,950,000 plus accrued interest on 2/1/13 collateralized by $13,209,059 Federal National ,

 Mortgage Association, 4.0%, 3/1/42

 $

 12,950,000

 9,950,000

 Deutsche Bank AG, 0.15%, dated 1/31/13, repurchase price of $9,950,000 plus accrued interest on 2/1/13 collateralized by the following:

 $595,259 U.S. Treasury Bond, 0-8.875%, 2/14/13-2/15/41

 $1,140,882 U.S. Treasury Bill, 0.0%, 2/14/13-10/17/13

 $2,506,972 U.S. Treasury Notes, 0.25-4.75%, 2/15/13-8/15/22

 $5,906,141 U.S. Treasury Strip, 0.0-4.375%, 2/15/13-8/15/42

 9,950,000

 15,950,000

 RBC Capital Markets, Inc., 0.15%, dated 1/31/13, repurchase price of $18,685,000 plus accrued interest on 2/1/13 collateralized by $16,269,000 Federal National ,

 Mortgage Association, 4.0%, 3/1/42

 15,950,000

 12,950,000

 TD Securities, Inc., 0.11%, dated 1/31/13, repurchase price of $12,950,000 plus accrued interest on 2/1/13 collateralized by $13,209,078 U.S. Treasury,

 Note, 2.625%, 12/31/14

 12,950,000

 $

 51,800,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $38,850,000)

 $

 51,800,000

 TOTAL INVESTMENT IN SECURITIES - 100.7%

 (Cost $2,030,363,047) (a)

 $

 2,163,636,098

 OTHER ASSETS & LIABILITIES - (0.7)%

 $

 (15,115,129)

 TOTAL NET ASSETS - 100.0%

 $

 2,148,520,969

 *

 Non-income producing security.

 WR

 Security rating withdrawn by either S&P or Moody's.

 NR

 Not rated by either S&P or Moody's.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 PIK

 Represents a pay in kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2013, the value of these securities amounted to $477,772,877 or 22.2% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $2,030,363,047 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

          235,332,367

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

         (102,059,316)

 Net unrealized gain

  $      133,273,051

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security is fair valued (see Note A).

 (e)

 Zero coupon bond: security earns income through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
-

$
1,204,346

$
-

$
1,204,346

 Collateralized Mortgage Obligations

-

1,776,500

-

1,776,500

 Corporate Bonds

-

1,165,323,518

-

1,165,323,518

 Convertible Corporate Bonds

-

404,902,260

-

404,902,260

 Municipal Bonds

-

-

-

-

 Foreign Government Bonds

-

-

-

-

 Senior Floating Rate Loan Interests

-

175,017,874

-

175,017,874

 Common Stocks

301,032,047

-

454,130

301,486,177

 Preferred Stocks

9,573,863

9,664,027

-

19,237,890

 Convertible Preferred Stocks

25,774,186

17,045,097

-

42,819,283

 Warrants

-

68,250

-

68,250

 Repurchase Agreements

-

51,800,000

-

51,800,000

 Total

$
336,380,096

$
1,826,801,872

$
454,130

$
2,163,636,098

 Other Financial Instruments*

$
-

$
-

-

$
-

 *Other financial instruments include the unrealized gain (loss) on foreign exchange contracts

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Common

 Stocks

 Balance as of 10/31/12

$
1,857,807

 Realized gain (loss)

-

 Change in unrealized appreciation (depreciation)1

(1,403,677
)

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 1/31/13

$
454,130

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/13

$
(1,403,677
)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 1, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 1, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date April 1, 2013 * Print the name and title of each signing officer under his or her signature.